As filed with the U.S. Securities and Exchange Commission on February 22, 2013

Securities Act File No. 33-21844

Investment Company Act File No. 811-05555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 60	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 61 (Check appropriate box or boxes)

Sanford C. Bernstein Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code 1-212-756-4097

Mark R. Manley, Esq.

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and Address of Agent for Service)

COPY TO:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Emerging Markets Portfolio, Short Duration New York Municipal Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, U.S. Government Short Duration Portfolio, Short Duration Plus Portfolio, Intermediate Duration Portfolio, Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, Tax-Aware Overlay B Portfolio, Tax-Aware Overlay C Portfolio, and Tax-Aware Overlay N Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of February, 2013.

SANFORD C. BERNSTEIN FUND, INC.

By:	*
Dianne F. Lob
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons, in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Director
Dianne F. Lob

*	Director
Bart Friedman

*	Director
William Kristol

*	Director
Debra Perry

*	Director
Donald K. Petersen

*	Director
Thomas B. Stiles II

Signature	Title	Date

*	Director
Rosalie J. Wolf

/s/ Joseph J. Mantineo	Treasurer and Chief Financial Officer	February 22, 2013
Joseph J. Mantineo

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

By:	/s/ Nancy E. Hay	February 22, 2013
Nancy E. Hay
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase